Cover	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2025
File Number	333-225433
RegistrantbName	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
Incorporation State	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Postal Zip Code	89108
area code	866
phone numbe	533-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	false